Document and Entity Information	Aug. 27, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	DANAHER CORP /DE/
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0000313616
Document Type	8-K
Document Period End Date	Aug. 27, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08089
Entity Tax Identification Number	59-1995548
Entity Address, Address Line One	2200 Pennsylvania Avenue, NW
Entity Address, Address Line Two	Suite 800W
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20037-1701
City Area Code	202
Local Phone Number	828-0850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	DHR
Security Exchange Name	NYSE
4.75% Mandatory Convertible Preferred Stock, Series A, without par value [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	4.75% Mandatory Convertible Preferred Stock, Series A, without par value
Trading Symbol	DHR.PRA
Security Exchange Name	NYSE
Floating Rate Senior Notes due 2022 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Notes due 2022
Trading Symbol	DHR F 06/30/22
Security Exchange Name	NYSE
1.700% Senior Notes due 2022 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.700% Senior Notes due 2022
Trading Symbol	DHR 1.7 01/04/22
Security Exchange Name	NYSE
2.500% Senior Notes due 2025 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	2.500% Senior Notes due 2025
Trading Symbol	DHR 2.5 07/08/25
Security Exchange Name	NYSE
1.200% Senior Notes due 2027 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	1.200% Senior Notes due 2027
Trading Symbol	DHR 1.2 06/30/27
Security Exchange Name	NYSE